ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - (Disclosure of accounts payables and accrued liabilities) (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Trade And Other Payables [Abstract]
Accounts payable	$ 1,408,210	$ 987,614
Accrued liabilities	420,815	160,350
Total trade and other current payables	$ 1,829,025	$ 1,147,964